Going Concern (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Going Concern (Details) [Line Items]
Accumulated deficit	$ (62,425,070)	$ (47,823,563)	$ (36,825,634)
Working capital	735,525	1,268,097
Cash	1,182,248	4,072,339
Going Concern [Member]
Going Concern (Details) [Line Items]
Accumulated deficit	$ 62,425,070	$ 47,823,563